CVT
S&P 500® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.(1)	716	$ 304,078
Boeing Co.(1)	7,043	1,401,768
General Dynamics Corp.	2,269	778,766
General Electric Co.	9,405	2,668,857
Howmet Aerospace, Inc.	3,599	829,426
Huntington Ingalls Industries, Inc.	352	133,725
L3Harris Technologies, Inc.	1,674	577,781
Lockheed Martin Corp.	1,823	1,101,803
Northrop Grumman Corp.	1,201	819,370
RTX Corp.	12,037	2,321,937
Textron, Inc.	1,577	138,082
TransDigm Group, Inc.	504	584,116
		$11,659,709
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	1,076	$178,691
Expeditors International of Washington, Inc.	1,203	172,306
FedEx Corp.	1,943	692,058
United Parcel Service, Inc., Class B	6,614	650,685
		$1,693,740
Automobile Components — 0.0%†
Aptiv PLC(1)	1,934	$134,297
		$134,297
Automobiles — 2.0%
Ford Motor Co.	35,028	$404,223
General Motors Co.	8,107	603,972
Tesla, Inc.(1)	25,246	9,385,200
		$10,393,395
Banks — 3.4%
Bank of America Corp.	59,505	$2,900,869
Citigroup, Inc.	15,671	1,777,248
Citizens Financial Group, Inc.	3,811	228,546
Fifth Third Bancorp	8,083	375,536
Huntington Bancshares, Inc.	18,250	285,612
JPMorgan Chase & Co.	24,179	7,112,495
KeyCorp	8,496	170,345
M&T Bank Corp.	1,376	284,447
PNC Financial Services Group, Inc.	3,622	753,702
Regions Financial Corp.	7,784	203,318
Truist Financial Corp.	11,321	520,426
U.S. Bancorp	13,912	723,563
Wells Fargo & Co.	27,733	2,207,824
		$17,543,931
Security	Shares	Value
Beverages — 1.1%
Brown-Forman Corp., Class B(2)	1,719	$ 45,450
Coca-Cola Co.	34,780	2,645,019
Constellation Brands, Inc., Class A	1,259	188,850
Keurig Dr. Pepper, Inc.	12,192	321,016
Molson Coors Beverage Co., Class B	1,617	69,628
Monster Beverage Corp.(1)	6,383	462,512
PepsiCo, Inc.	12,238	1,900,439
		$ 5,632,914
Biotechnology — 1.7%
AbbVie, Inc.	15,868	$3,451,131
Amgen, Inc.	4,819	1,695,565
Biogen, Inc.(1)	1,336	244,929
Gilead Sciences, Inc.	11,104	1,547,565
Incyte Corp.(1)	1,516	142,686
Moderna, Inc.(1)	3,212	163,170
Regeneron Pharmaceuticals, Inc.	902	696,921
Vertex Pharmaceuticals, Inc.(1)	2,271	1,014,092
		$8,956,059
Broadline Retail — 3.6%
Amazon.com, Inc.(1)	87,688	$18,262,780
eBay, Inc.	4,045	368,176
		$18,630,956
Building Products — 0.5%
A.O. Smith Corp.	1,008	$66,468
Allegion PLC	772	112,164
Builders FirstSource, Inc.(1)	1,043	85,870
Carrier Global Corp.	7,086	399,013
Johnson Controls International PLC	5,470	716,296
Lennox International, Inc.	286	132,741
Masco Corp.	1,859	112,228
Trane Technologies PLC	1,985	827,229
		$2,452,009
Capital Markets — 3.1%
Ameriprise Financial, Inc.	819	$363,964
Ares Management Corp., Class A	1,870	204,017
Bank of New York Mellon Corp.	6,172	732,184
Blackrock, Inc.	1,291	1,241,568
Blackstone, Inc.	6,714	772,043
Cboe Global Markets, Inc.	953	267,860
Charles Schwab Corp.	14,950	1,405,001
CME Group, Inc.	3,227	953,094
Coinbase Global, Inc., Class A(1)	2,000	349,220
FactSet Research Systems, Inc.	333	72,258
Franklin Resources, Inc.	2,792	65,947
Goldman Sachs Group, Inc.	2,684	2,270,637
Interactive Brokers Group, Inc., Class A	3,986	267,341

CVT
S&P 500® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Intercontinental Exchange, Inc.	5,103	$ 802,600
Invesco Ltd.	3,982	96,723
KKR & Co., Inc.	6,143	568,227
Moody's Corp.	1,373	598,971
Morgan Stanley(3)	10,811	1,779,166
MSCI, Inc.	659	355,208
Nasdaq, Inc.	4,037	342,701
Northern Trust Corp.	1,671	233,221
Raymond James Financial, Inc.	1,573	227,755
Robinhood Markets, Inc., Class A(1)	7,055	488,912
S&P Global, Inc.	2,744	1,167,133
State Street Corp.	2,500	316,400
T. Rowe Price Group, Inc.	2,003	180,550
		$16,122,701
Chemicals — 1.2%
Air Products and Chemicals, Inc.	1,992	$578,656
Albemarle Corp.	1,073	192,636
CF Industries Holdings, Inc.	1,396	181,257
Corteva, Inc.	6,048	506,278
Dow, Inc.	6,461	269,101
DuPont de Nemours, Inc.	3,670	168,086
Ecolab, Inc.	2,282	607,057
International Flavors & Fragrances, Inc.	2,336	169,477
Linde PLC	4,179	2,071,781
LyondellBasell Industries NV, Class A	2,314	186,416
Mosaic Co.	2,893	73,771
PPG Industries, Inc.	2,057	219,852
Sherwin-Williams Co.	2,063	661,295
		$5,885,663
Commercial Services & Supplies — 0.4%
Cintas Corp.	3,057	$517,061
Copart, Inc.(1)	8,109	269,219
Republic Services, Inc.	1,801	394,455
Rollins, Inc.	2,562	136,836
Veralto Corp.	2,262	200,006
Waste Management, Inc.	3,317	762,214
		$2,279,791
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	9,242	$1,134,733
Ciena Corp.(1)	1,260	489,170
Cisco Systems, Inc.	35,390	2,745,910
F5, Inc.(1)	524	151,609
Lumentum Holdings, Inc.(1)	640	449,766
Motorola Solutions, Inc.	1,491	647,049
		$5,618,237
Security	Shares	Value
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	315	$ 434,382
EMCOR Group, Inc.	408	301,230
Quanta Services, Inc.	1,335	732,942
		$ 1,468,554
Construction Materials — 0.3%
CRH PLC	5,999	$ 630,615
Martin Marietta Materials, Inc.	550	323,774
Vulcan Materials Co.	1,204	327,849
		$1,282,238
Consumer Finance — 0.5%
American Express Co.	4,809	$1,454,626
Capital One Financial Corp.	5,606	1,022,703
Synchrony Financial	3,117	212,018
		$2,689,347
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	3,982	$3,967,784
Dollar General Corp.	2,006	238,173
Dollar Tree, Inc.(1)	1,698	185,948
Kroger Co.	5,221	377,792
Sysco Corp.	4,352	310,428
Target Corp.	4,061	492,193
Walmart, Inc.	39,311	4,885,571
		$10,457,889
Containers & Packaging — 0.2%
Amcor PLC(2)	4,202	$167,030
Avery Dennison Corp.	692	119,495
Ball Corp.	2,399	141,805
International Paper Co.	4,813	171,824
Packaging Corp. of America	815	172,959
Smurfit Westrock PLC	4,710	187,693
		$960,806
Distributors — 0.0%†
Genuine Parts Co.	1,245	$131,659
Pool Corp.	299	60,496
		$192,155
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	62,779	$1,819,963
Comcast Corp., Class A	32,180	923,888
Verizon Communications, Inc.	37,738	1,894,448
		$4,638,299
Electric Utilities — 1.6%
Alliant Energy Corp.	2,301	$165,120
American Electric Power Co., Inc.	4,850	635,738

CVT
S&P 500® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Constellation Energy Corp.	2,795	$ 780,504
Duke Energy Corp.	6,960	911,343
Edison International	3,512	257,008
Entergy Corp.	4,069	457,193
Evergy, Inc.	2,060	168,755
Eversource Energy	3,365	233,127
Exelon Corp.	9,206	451,278
FirstEnergy Corp.	4,653	235,721
NextEra Energy, Inc.	18,640	1,731,283
NRG Energy, Inc.	1,913	279,566
PG&E Corp.	19,711	346,322
Pinnacle West Capital Corp.	1,093	110,120
PPL Corp.	6,741	257,506
Southern Co.	9,855	951,205
Xcel Energy, Inc.	5,294	420,555
		$8,392,344
Electrical Equipment — 1.2%
AMETEK, Inc.	2,060	$441,582
Eaton Corp. PLC	3,476	1,243,261
Emerson Electric Co.	5,028	658,768
GE Vernova, Inc.	2,417	2,109,799
Generac Holdings, Inc.(1)	526	102,744
Hubbell, Inc.	484	237,518
Rockwell Automation, Inc.	1,008	361,751
Vertiv Holdings Co., Class A	3,431	859,740
		$6,015,163
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	11,023	$1,392,756
CDW Corp.	1,195	144,619
Coherent Corp.(1)	1,681	400,431
Corning, Inc.	6,983	949,478
Jabil, Inc.	947	251,552
Keysight Technologies, Inc.(1)	1,538	434,285
TE Connectivity PLC	2,633	550,350
Teledyne Technologies, Inc.(1)	427	258,339
Zebra Technologies Corp., Class A(1)	441	92,204
		$4,474,014
Energy Equipment & Services — 0.3%
Baker Hughes Co.	8,862	$541,025
Halliburton Co.	7,511	292,854
SLB Ltd.	13,371	687,136
		$1,521,015
Entertainment — 1.3%
Electronic Arts, Inc.	2,009	$409,575
Live Nation Entertainment, Inc.(1)	1,438	219,309
Netflix, Inc.(1)	37,863	3,640,527
Security	Shares	Value
Entertainment (continued)
Take-Two Interactive Software, Inc.(1)	1,555	$ 307,113
TKO Group Holdings, Inc.	593	119,578
Walt Disney Co.	15,886	1,531,093
Warner Bros. Discovery, Inc.(1)	22,178	609,008
		$ 6,836,203
Financial Services — 3.5%
Apollo Global Management, Inc.	4,194	$ 467,295
Berkshire Hathaway, Inc., Class B(1)	16,461	7,888,111
Block, Inc.(1)	4,911	295,544
Corpay, Inc.(1)	626	182,160
Fidelity National Information Services, Inc.	4,635	217,428
Fiserv, Inc.(1)	4,814	268,621
Global Payments, Inc.	2,136	143,753
Jack Henry & Associates, Inc.	648	102,410
Mastercard, Inc., Class A	7,303	3,649,017
PayPal Holdings, Inc.	8,374	378,756
Visa, Inc., Class A	15,076	4,556,570
		$18,149,665
Food Products — 0.5%
Archer-Daniels-Midland Co.	4,379	$318,310
Bunge Global SA	1,214	154,421
Campbell's Co.(2)	1,914	42,625
Conagra Brands, Inc.	4,295	67,517
General Mills, Inc.	4,874	181,410
Hershey Co.	1,350	280,652
Hormel Foods Corp.	2,657	60,181
J.M. Smucker Co.	973	93,836
Kraft Heinz Co.	7,768	174,702
McCormick & Co., Inc.	2,267	114,348
Mondelez International, Inc., Class A	11,549	665,684
Tyson Foods, Inc., Class A	2,533	162,289
		$2,315,975
Gas Utilities — 0.1%
Atmos Energy Corp.	1,484	$274,124
		$274,124
Ground Transportation — 0.8%
CSX Corp.	16,666	$684,139
J.B. Hunt Transport Services, Inc.	670	141,973
Norfolk Southern Corp.	2,008	576,296
Old Dominion Freight Line, Inc.	1,650	322,410
Uber Technologies, Inc.(1)	18,457	1,327,612
Union Pacific Corp.	5,309	1,288,070
		$4,340,500
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	15,563	$1,597,853

CVT
S&P 500® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Align Technology, Inc.(1)	599	$ 102,687
Baxter International, Inc.	4,844	81,379
Becton Dickinson & Co.	2,565	403,295
Boston Scientific Corp.(1)	13,268	832,567
Cooper Cos., Inc.(1)	1,779	127,199
DexCom, Inc.(1)	3,451	216,723
Edwards Lifesciences Corp.(1)	5,194	415,936
GE HealthCare Technologies, Inc.	4,162	296,251
Hologic, Inc.(1)	2,027	153,221
IDEXX Laboratories, Inc.(1)	715	401,751
Insulet Corp.(1)	642	134,717
Intuitive Surgical, Inc.(1)	3,173	1,462,721
Medtronic PLC	11,480	994,742
ResMed, Inc.	1,306	293,171
Solventum Corp.(1)	1,351	88,220
STERIS PLC	898	198,575
Stryker Corp.	3,080	1,012,057
Zimmer Biomet Holdings, Inc.	1,774	160,405
		$8,973,470
Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	2,127	$449,457
Cencora, Inc.	1,735	545,033
Centene Corp.(1)	4,253	139,243
Cigna Group	2,363	630,330
CVS Health Corp.	11,362	816,019
DaVita, Inc.(1)	326	50,103
Elevance Health, Inc.	1,989	582,280
HCA Healthcare, Inc.	1,404	664,429
Henry Schein, Inc.(1)	940	69,278
Humana, Inc.	1,096	190,036
Labcorp Holdings, Inc.	757	201,975
McKesson Corp.	1,098	950,165
Quest Diagnostics, Inc.	996	195,196
UnitedHealth Group, Inc.	8,136	2,201,520
Universal Health Services, Inc., Class B	494	88,411
		$7,773,475
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,453	$67,448
Healthpeak Properties, Inc.	6,233	102,408
Ventas, Inc.	4,259	348,301
Welltower, Inc.	6,257	1,237,072
		$1,755,229
Hotel & Resort REITs — 0.0%†
Host Hotels & Resorts, Inc.	5,828	$111,664
		$111,664
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(1)	3,806	$ 480,622
Booking Holdings, Inc.	288	1,212,572
Carnival Corp.	10,314	266,926
Chipotle Mexican Grill, Inc.(1)	11,835	378,838
Darden Restaurants, Inc.	1,033	202,509
Domino's Pizza, Inc.	285	102,255
DoorDash, Inc., Class A(1)	3,374	506,606
Expedia Group, Inc.	1,047	241,742
Hilton Worldwide Holdings, Inc.	2,056	625,189
Las Vegas Sands Corp.	2,711	146,069
Marriott International, Inc., Class A	1,972	644,982
McDonald's Corp.	6,374	1,980,975
MGM Resorts International(1)	1,721	63,694
Norwegian Cruise Line Holdings Ltd.(1)	4,217	78,858
Royal Caribbean Cruises Ltd.	2,270	624,659
Starbucks Corp.	10,175	911,578
Wynn Resorts Ltd.	770	78,194
Yum! Brands, Inc.	2,490	387,145
		$8,933,413
Household Durables — 0.2%
D.R. Horton, Inc.	2,451	$336,326
Garmin Ltd.	1,466	340,127
Lennar Corp., Class A	1,931	167,688
NVR, Inc.(1)	25	164,746
PulteGroup, Inc.	1,723	202,642
		$1,211,529
Household Products — 0.8%
Church & Dwight Co., Inc.	2,123	$198,118
Clorox Co.	1,115	115,548
Colgate-Palmolive Co.	7,214	614,849
Kimberly-Clark Corp.	3,024	291,725
Procter & Gamble Co.	20,841	3,010,274
		$4,230,514
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,720	$94,685
Vistra Corp.	2,851	428,591
		$523,276
Industrial Conglomerates — 0.4%
3M Co.	4,755	$690,569
Honeywell International, Inc.	5,682	1,284,302
		$1,974,871
Industrial REITs — 0.2%
Prologis, Inc.	8,314	$1,098,945
		$1,098,945

CVT
S&P 500® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 1.7%
Aflac, Inc.	4,222	$ 463,196
Allstate Corp.	2,342	485,590
American International Group, Inc.	4,829	363,382
Aon PLC, Class A	1,924	621,029
Arch Capital Group Ltd.(1)	3,232	310,240
Arthur J. Gallagher & Co.	2,298	497,701
Assurant, Inc.	460	100,193
Brown & Brown, Inc.	2,645	172,480
Chubb Ltd.	3,276	1,067,747
Cincinnati Financial Corp.	1,425	224,224
Erie Indemnity Co., Class A	235	59,058
Everest Group Ltd.	376	122,895
Globe Life, Inc.	738	102,707
Hartford Insurance Group, Inc.	2,494	337,264
Loews Corp.	1,550	165,447
Marsh & McLennan Cos., Inc.	4,341	752,946
MetLife, Inc.	4,954	350,347
Principal Financial Group, Inc.	1,774	159,855
Progressive Corp.	5,248	1,040,363
Prudential Financial, Inc.	3,133	306,063
Travelers Cos., Inc.	1,939	565,567
W.R. Berkley Corp.	2,731	181,011
Willis Towers Watson PLC	857	249,130
		$8,698,435
Interactive Media & Services — 7.5%
Alphabet, Inc., Class A	52,251	$15,025,297
Alphabet, Inc., Class C	41,971	12,039,801
Meta Platforms, Inc., Class A	19,629	11,230,340
		$38,295,438
IT Services — 0.8%
Accenture PLC, Class A	5,518	$1,094,164
Akamai Technologies, Inc.(1)	1,288	147,927
Cognizant Technology Solutions Corp., Class A	4,320	265,032
EPAM Systems, Inc.(1)	494	66,888
Gartner, Inc.(1)	645	102,129
GoDaddy, Inc., Class A(1)	1,262	104,329
International Business Machines Corp.	8,399	2,035,834
VeriSign, Inc.	740	183,786
		$4,000,089
Leisure Products — 0.0%†
Hasbro, Inc.	1,214	$113,630
		$113,630
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	2,536	$289,053
Bio-Techne Corp.	1,429	74,680
Charles River Laboratories International, Inc.(1)	464	80,040
Security	Shares	Value
Life Sciences Tools & Services (continued)
Danaher Corp.	5,627	$ 1,066,879
IQVIA Holdings, Inc.(1)	1,551	264,508
Mettler-Toledo International, Inc.(1)	182	229,539
Revvity, Inc.	1,015	88,924
Thermo Fisher Scientific, Inc.	3,363	1,653,015
Waters Corp.(1)	890	265,042
West Pharmaceutical Services, Inc.	644	161,412
		$ 4,173,092
Machinery — 1.8%
Caterpillar, Inc.	4,173	$2,956,404
Cummins, Inc.	1,235	664,455
Deere & Co.	2,250	1,267,425
Dover Corp.	1,209	252,016
Fortive Corp.	2,843	157,161
IDEX Corp.	671	127,188
Illinois Tool Works, Inc.	2,363	615,065
Ingersoll Rand, Inc.	3,192	255,743
Nordson Corp.	478	127,177
Otis Worldwide Corp.	3,486	268,701
PACCAR, Inc.	4,701	542,965
Parker-Hannifin Corp.	1,129	1,010,726
Pentair PLC	1,494	130,142
Snap-on, Inc.	475	172,530
Stanley Black & Decker, Inc.	1,460	103,748
Westinghouse Air Brake Technologies Corp.	1,529	382,112
Xylem, Inc.	2,219	265,170
		$9,298,728
Media — 0.2%
Charter Communications, Inc., Class A(1)	788	$170,113
EchoStar Corp., Class A(1)	1,207	141,303
Fox Corp., Class A	1,800	105,120
Fox Corp., Class B	1,266	67,225
News Corp., Class A	3,320	82,768
News Corp., Class B	1,052	29,993
Omnicom Group, Inc.	2,821	212,449
Paramount Skydance Corp., Class B	2,931	26,438
Trade Desk, Inc., Class A(1)	4,062	92,167
		$927,576
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	12,852	$755,440
Newmont Corp.	9,767	1,057,278
Nucor Corp.	2,052	346,993
Steel Dynamics, Inc.	1,261	226,980
		$2,386,691
Multi-Utilities — 0.7%
Ameren Corp.	2,465	$270,953

CVT
S&P 500® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
CenterPoint Energy, Inc.	5,951	$ 256,845
CMS Energy Corp.	2,728	211,638
Consolidated Edison, Inc.	3,237	366,364
Dominion Energy, Inc.	7,643	472,491
DTE Energy Co.	1,892	276,648
NiSource, Inc.	4,292	200,265
Public Service Enterprise Group, Inc.	4,476	362,332
Sempra	5,842	567,667
WEC Energy Group, Inc.	2,934	339,669
		$3,324,872
Office REITs — 0.0%†
BXP, Inc.	1,375	$71,362
		$71,362
Oil, Gas & Consumable Fuels — 3.6%
APA Corp.	3,181	$135,002
Chevron Corp.	16,810	3,477,989
ConocoPhillips	10,987	1,450,284
Coterra Energy, Inc.	6,814	239,444
Devon Energy Corp.	5,562	279,880
Diamondback Energy, Inc.	1,740	344,155
EOG Resources, Inc.	4,856	702,032
EQT Corp.	5,650	359,566
Expand Energy Corp.	2,171	238,332
Exxon Mobil Corp.	37,476	6,358,178
Kinder Morgan, Inc.	17,557	588,686
Marathon Petroleum Corp.	2,645	645,856
Occidental Petroleum Corp.	6,450	419,250
ONEOK, Inc.	5,643	510,071
Phillips 66	3,606	656,941
Targa Resources Corp.	1,925	482,655
Texas Pacific Land Corp.	520	246,771
Valero Energy Corp.	2,730	674,528
Williams Cos., Inc.	10,930	795,486
		$18,605,106
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	5,825	$387,246
Southwest Airlines Co.	4,406	165,533
United Airlines Holdings, Inc.(1)	2,951	271,699
		$824,478
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,243	$160,980
Kenvue, Inc.	17,197	296,476
		$457,456
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	18,220	$1,105,043
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	7,106	$ 6,535,886
Johnson & Johnson	21,632	5,287,726
Merck & Co., Inc.	22,214	2,672,122
Pfizer, Inc.	50,888	1,428,935
Viatris, Inc.	10,309	139,274
Zoetis, Inc.	3,786	447,543
		$ 17,616,529
Professional Services — 0.4%
Automatic Data Processing, Inc.	3,620	$735,511
Broadridge Financial Solutions, Inc.	1,068	173,529
Equifax, Inc.	1,080	194,476
Jacobs Solutions, Inc.	1,070	136,190
Leidos Holdings, Inc.	1,169	181,803
Paychex, Inc.	2,900	267,148
Verisk Analytics, Inc.	1,274	241,741
		$1,930,398
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	2,606	$353,009
CoStar Group, Inc.(1)	3,862	155,793
		$508,802
Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,296	$211,701
Camden Property Trust	952	92,972
Equity Residential	3,099	183,306
Essex Property Trust, Inc.	576	139,392
Invitation Homes, Inc.	5,141	127,754
Mid-America Apartment Communities, Inc.	1,048	127,982
UDR, Inc.	2,846	96,138
		$979,245
Retail REITs — 0.3%
Federal Realty Investment Trust	733	$77,852
Kimco Realty Corp.	6,045	135,831
Realty Income Corp.	8,334	509,874
Regency Centers Corp.	1,476	111,674
Simon Property Group, Inc.	2,922	545,041
		$1,380,272
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc.(1)	14,623	$2,974,757
Analog Devices, Inc.	4,382	1,394,089
Applied Materials, Inc.	7,130	2,436,963
Broadcom, Inc.	42,558	13,172,127
First Solar, Inc.(1)	978	192,920
Intel Corp.(1)	42,106	1,858,138
KLA Corp.	1,176	1,731,554
Lam Research Corp.	11,199	2,392,778

CVT
S&P 500® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	4,919	$ 317,817
Micron Technology, Inc.	10,093	3,409,819
Monolithic Power Systems, Inc.	437	477,794
NVIDIA Corp.	218,115	38,039,256
NXP Semiconductors NV	2,253	443,526
ON Semiconductor Corp.(1)	3,533	218,763
Qnity Electronics, Inc.	1,908	220,145
QUALCOMM, Inc.	9,586	1,234,485
Skyworks Solutions, Inc.	1,417	75,880
Teradyne, Inc.	1,402	415,637
Texas Instruments, Inc.	8,132	1,578,747
		$72,585,195
Software — 8.1%
Adobe, Inc.(1)	3,681	$894,778
AppLovin Corp., Class A(1)	2,423	964,354
Autodesk, Inc.(1)	1,906	456,296
Cadence Design Systems, Inc.(1)	2,436	676,891
CrowdStrike Holdings, Inc., Class A(1)	2,261	882,717
Datadog, Inc., Class A(1)	2,947	347,893
Fair Isaac Corp.(1)	212	226,318
Fortinet, Inc.(1)	5,657	462,290
Gen Digital, Inc.	4,943	93,077
Intuit, Inc.	2,495	1,078,788
Microsoft Corp.	66,646	24,670,350
Oracle Corp.	15,207	2,237,102
Palantir Technologies, Inc., Class A(1)	20,510	3,000,203
Palo Alto Networks, Inc.(1)	7,247	1,161,839
PTC, Inc.(1)	1,092	155,599
Roper Technologies, Inc.	963	340,767
Salesforce, Inc.	8,403	1,568,588
ServiceNow, Inc.(1)	9,380	980,679
Synopsys, Inc.(1)	1,716	680,360
Trimble, Inc.(1)	2,129	138,875
Tyler Technologies, Inc.(1)	394	134,898
Workday, Inc., Class A(1)	1,910	248,147
		$41,400,809
Specialized REITs — 0.8%
American Tower Corp.	4,190	$723,110
Crown Castle, Inc.	3,969	322,719
Digital Realty Trust, Inc.	2,922	526,574
Equinix, Inc.	879	861,631
Extra Space Storage, Inc.	1,935	253,737
Iron Mountain, Inc.	2,692	274,961
Public Storage	1,416	383,566
SBA Communications Corp.	979	168,496
VICI Properties, Inc.	9,720	265,550
Weyerhaeuser Co.	6,577	160,676
		$3,941,020
Security	Shares	Value
Specialty Retail — 1.7%
AutoZone, Inc.(1)	149	$ 503,289
Best Buy Co., Inc.	1,792	115,046
Carvana Co.(1)	1,266	398,005
Home Depot, Inc.	8,939	2,939,948
Lowe's Cos., Inc.	5,019	1,185,889
O'Reilly Automotive, Inc.(1)	7,555	697,402
Ross Stores, Inc.	2,911	630,610
TJX Cos., Inc.	9,961	1,590,772
Tractor Supply Co.	4,831	218,844
Ulta Beauty, Inc.(1)	398	208,039
Williams-Sonoma, Inc.	1,071	195,276
		$8,683,120
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	131,796	$33,448,507
Dell Technologies, Inc., Class C	2,698	442,823
Hewlett Packard Enterprise Co.	11,961	284,791
HP, Inc.	8,232	158,137
NetApp, Inc.	1,824	186,759
Sandisk Corp.(1)	1,330	845,002
Seagate Technology Holdings PLC	1,956	766,282
Super Micro Computer, Inc.(1)	4,570	104,059
Western Digital Corp.	3,040	822,290
		$37,058,650
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(1)	1,273	$127,415
lululemon Athletica, Inc.(1)	957	146,517
NIKE, Inc., Class B	10,645	562,269
Ralph Lauren Corp.	353	121,428
Tapestry, Inc.	1,832	258,513
		$1,216,142
Tobacco — 0.6%
Altria Group, Inc.	15,024	$991,434
Philip Morris International, Inc.	13,932	2,303,517
		$3,294,951
Trading Companies & Distributors — 0.3%
Fastenal Co.	10,297	$477,781
United Rentals, Inc.	569	414,551
W.W. Grainger, Inc.	392	427,597
		$1,319,929
Water Utilities — 0.1%
American Water Works Co., Inc.	1,778	$241,968
		$241,968

CVT
S&P 500® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	4,249	$ 892,417
		$ 892,417
Total Common Stocks (identified cost $112,393,881)		$501,824,479

Exchange-Traded Funds — 1.1%

Security	Shares	Value
Equity Funds — 1.1%
State Street SPDR S&P 500 ETF Trust	9,000	$ 5,853,060
Total Exchange-Traded Funds (identified cost $4,520,850)		$ 5,853,060

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(4)(5)	544	$ 555
Total Rights (identified cost $555)		$ 555

Short-Term Investments — 1.0%
Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(6)	2,980,391	$ 2,980,391
Total Affiliated Fund (identified cost $2,980,391)		$ 2,980,391
U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/23/26(7)	$2,000	$ 1,977,484
Total U.S. Treasury Obligations (identified cost $1,977,819)		$ 1,977,484
Total Short-Term Investments (identified cost $4,958,210)		$ 4,957,875
Total Investments — 99.9% (identified cost $121,873,496)		$512,635,969
Other Assets, Less Liabilities — 0.1%		$ 468,422
Net Assets — 100.0%		$513,104,391

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $140,021 and the total market value of the collateral received by the Fund was $142,594, comprised of U.S. government and/or agencies securities.
(3)	Represents an investment in an issuer that is deemed to be an affiliate.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Restricted security. Total market value of restricted securities amounts to $555, which represents less than 0.05% of the net assets of the Fund as of March 31, 2026.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
(7)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

CVT
S&P 500® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	17	Long	6/18/26	$5,585,138	$(158,585)
					$(158,585)
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$555
		$555
At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2026, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in affiliated issuers and funds that may be deemed to be affiliated was $4,759,557, which represents 0.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$ 1,919,277	$ —	$ —	$ —	$(140,111)	$1,779,166	$10,811	10,811
Short-Term Investments
Liquidity Fund, Institutional Class(1)	12,149,624	4,325,582	(13,494,815)	—	—	2,980,391	60,790	2,980,391
Total				$ —	$(140,111)	$4,759,557	$71,601

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CVT
S&P 500® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$501,824,479(2)	$ —	$ —	$501,824,479
Exchange-Traded Funds	5,853,060	—	—	5,853,060
Rights	—	—	555	555
Short-Term Investments:
Affiliated Fund	2,980,391	—	—	2,980,391
U.S. Treasury Obligations	—	1,977,484	—	1,977,484
Total Investments	$510,657,930	$1,977,484	$555	$512,635,969
Liability Description
Futures Contracts	$(158,585)	$ —	$ —	$(158,585)
Total	$(158,585)	$ —	$ —	$(158,585)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2026 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.